Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 12, 2019
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 12, 2019
Prospectus Date	rr_ProspectusDate	Jun. 12, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Virtus SGA Emerging Markets Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VAEGX
Virtus SGA Emerging Markets Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VCEGX
Virtus SGA Emerging Markets Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VIEGX
Virtus SGA Emerging Markets Growth Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VESRX